Cover	Mar. 05, 2020
Cover page.
Document Type	8-K/A
Document Period End Date	Mar. 05, 2020
Entity Registrant Name	CANTEL MEDICAL CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31337
Entity Tax Identification Number	22-1760285
Entity Address, Address Line One	150 Clove Road
Entity Address, City or Town	Little Falls
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07424
City Area Code	(973)
Local Phone Number	890-7220
Title of 12(b) Security	Common Stock
Trading Symbol	CMD
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000019446
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (“Amendment”) is being filed to amend Items 2.02 and 9.01 of the Current Report on Form 8-K filed on March 5, 2020 (“Original Form 8-K”) announcing the Company’s financial results for the quarter ended January 31, 2020 (Registrant’s second quarter of fiscal year 2020) solely for the purpose of adding certain line items on the Statements of Cash Flows and correcting certain items within the footnotes attached to our non-GAAP reconciliation tables and correcting certain items within the footnotes attached to our non-GAAP reconciliation tables. There were no changes to the reported (1) Net Cash provided by operating activities, (2) Net cash used in investing activities and (3) Net cash provided by financing activities in the Original Form 8-K for all periods presented.